Organization and Description of Business (Details Narrative) (10-K) - USD ($)					9 Months Ended		12 Months Ended
	Nov. 20, 2018	Nov. 09, 2018	Sep. 13, 2017	Aug. 22, 2017	Feb. 29, 2020	Feb. 28, 2019	May 31, 2019	Aug. 21, 2018	May 31, 2018
Proceeds from sale of private units					$ 50,000	$ 1,000,003
Cash held in trust account									$ 52,895,652
Price per unit under Trust account								$ 0.058
Deposit in trust account								$ 303,610
Number of shares issued upon conversion of convertible securities		520,000
Chardan Capital Markets [Member] | Restricted Stock [Member]
Number of shares issued for services	208,000
Shares issued, price per share	$ 10.21
Chardan Capital Markets [Member] | Restricted Stock [Member] | General and Administrative Expense [Member]
Number of shares issued for services, value	$ 2,125,000
I-AM Capital Partners LLC (the "Sponsor") [Member]
Number of shares agreed to be purchased under commitment							26,250
Smaaash Entertainment Private Limited [Member]
Number of shares issued		2,000,000
Initial Public Offering [Member]
Proceeds from sale of units, net of underwriting discounts paid				$ 36,000,000
Proceeds from sale of private units				2,545,000
Cash held in trust account				$ 50,750,000
Number of shares purchased				5,000,000	250,000		250,000
Sale of stock, price per unit				$ 10.00
Number of common stock shares and warrants outstanding		5,119,390
Number of common stock shares eligible for outstanding warrants		5,461,500							5,461,500
Initial Public Offering [Member] | I-AM Capital Partners LLC (the "Sponsor") [Member]
Sale of stock, price per unit		$ 10.2187363
Number of shares redeemed		4,448,260
Number of shares redeemed, value		$ 45,455,596
Initial Public Offering [Member] | Underwriters [Member]
Number of shares agreed to be purchased under commitment							750,000
Number of shares purchased			200,000
Proceeds from sale of equity			$ 2,000,000
Over-Allotment Option [Member]
Price per unit under Trust account							$ 10.15
Over-Allotment Option [Member] | Underwriter [Member]
Number of shares agreed to be purchased under commitment							750,000
Over-Allotment Option [Member] | Underwriters [Member]
Number of shares purchased			200,000		260,000
Sale of stock, price per unit			$ 10.00
Proceeds from sale of equity			$ 2,000,000
Private Placement [Member]
Proceeds from sale of private units							$ 2,545,000
Number of shares purchased			7,000				254,500
Sale of stock, price per unit							$ 10.00
Proceeds from sale of equity			$ 70,000
Number of common stock shares eligible for outstanding warrants							962,500
Private Placement [Member] | I-AM Capital Partners LLC (the "Sponsor") [Member]
Number of shares purchased			7,000
Sale of stock, price per unit			$ 10.00